Expense Example - BNY Mellon Core Plus Fund	Apr. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 518
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	831
Expense Example, with Redemption, 10 Years	1,302
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,807
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	590
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505